Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Summary of inventories

	As of December 31,
	2021	2022
Finished products	149,089	3,477,457
Raw materials, work in process and supplies	1,468,801	3,327,236
Total	1,617,890	6,804,693